UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                           FORM 10-D/A
                         Amendment No. 1

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

            For the monthly distribution period from:
              December 13, 2016 to January 12, 2017

     Commission File Number of issuing entity: 333-193376-19
       Central Index Key Number of issuing entity: 0001643293

                  COMM 2015-LC21 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor:  333-193376
         Central Index Key Number of depositor: 0001013454

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
              German American Capital Corporation
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761
           Cantor Commercial Real Estate Lending, L.P.
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541468
                   Ladder Capital Finance LLC
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001089877
                  KeyBank National Association
       (Exact name of sponsor as specified in its charter)

                   Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 47-4300612
                  Upper Tier Remic 47-4322711
                   Grantor Trust 47-7135776
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 250-2500
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-SB          [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable
Class D             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

EXPLANATORY NOTE

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D dated January 26, 2017 and filed by the Registrant on January 26, 2017. The purpose of this amendment is to revise information under
Item 7 relating to a change in sponsor interest in the securities. No modifications were made to the Monthly Distribution Report.


Part II - OTHER INFORMATION

Item 7.  Change in Sponsor Interest in the Securities.
         Certificateholder        LCR CMBS IV, LLC (1)

         Class of Certificates                     A3

         Amount Purchased
         or Acquired in
         Distribution
         Period (2)                                N/A

         Amount Sold or
         Disposed of
         in Distribution
         Period (2)                            5,000,000

         Amount Held at
         End of Distribution
         Period (2)                            2,000,000

         Amount Held at
         End of Distribution
         Period as Retained
         in Compliance
         with Law (3)                              N/A

         (1) LCR CMBS IV, LLC is an affiliate of
             Ladder Capital Finance LLC, a Sponsor.
         (2) Amount based on original principal amount or denomination.
         (3) Identify any amounts that are held by parties other than the sponsor in order to satisfy such requirement.

Item 10. Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

             (99.1) Monthly Report distributed to holders of the certificates issued by COMM 2015-LC21 Mortgage Trust, relating to the January 12, 2017 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)


/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President


/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date:    January 30, 2017


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2015-LC21 Mortgage Trust, relating to the January 12, 2017 distribution.